Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Components Of Investments

	Ownership as of December 31, 2014 (%)	2014	2013
Equity investment in unconsolidated joint venture (AerDragon) (a)	16.7	$51,450	$47,672
Equity investment in unconsolidated joint venture (AerLift)	39.3	53,639	54,457
Equity investment in unconsolidated joint venture (AerData) (b)	-	-	882
Equity investment in unconsolidated joint venture (ACSAL) (a)	19.4	10,459	9,175
Other investments at cost	n/a	6	194
		$115,554	$112,380

(a)	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence, therefore they are accounted for under the equity method.
(b)	As of December 31, 2013, we had a 42.3% equity interest in AerData, which was sold during the year ended December 31, 2014.